SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Change in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 1,552	$ 994	$ 994
Allowance for doubtful accounts	(826)	$ 73	558
Write-off of uncollectible accounts, net	(446)		0
Balance at end of period	$ 280		$ 1,552